Trade and other payables	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Trade and other payables

19. Trade and other payables

Group’s trade and other payables as of June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Trade	10,455	15,361
Construction obligations	1,475	1,226
Accrued invoices	1,353	849
Sales, rental and services payments received in advance	3,752	4,377
Total trade payables	17,035	21,813
Deferred incomes	37	73
Construction obligations	521	343
Dividends payable to non-controlling shareholders	123	251
Taxes payable	481	589
Management fees (Note 31)	1,351	1,020
Others	1,921	1,869
Total other payables	4,434	4,145
Total trade and other payables	21,469	25,958

Non-current	3,577	3,988
Current	17,892	21,970
Total	21,469	25,958

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).